RELATED PARTY TRANSACTIONS - Due to related parties (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Related party payables	$ 19,901	$ 20,186
SFL
Related Party Transaction [Line Items]
Related party payables	12,158	9,193
Seatankers Management Co. Ltd
Related Party Transaction [Line Items]
Related party payables	5,056	4,037
Avance Gas
Related Party Transaction [Line Items]
Related party payables	142	79
Flex LNG Ltd
Related Party Transaction [Line Items]
Related party payables	772	636
Golden Ocean
Related Party Transaction [Line Items]
Related party payables	$ 1,773	$ 6,241